U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

December 3, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC  20549

Re:	Tortoise Energy Independence Fund File No. 811-22690 Amended Form N-CEN Filing

Dear Sir or Madam:

Attached please find an amended Form N-CEN for the period ended November 30, 2018. This amended Form N‑CEN is being filed to complete the original N-CEN filed on February 13, 2019 (SEC Accession No. 0001145549-19-003270), by adding a completed version of the audit letter.

If you have any questions or require further information, please contact David Wera at (262) 880‑7499 or david.wera@usbank.com.

Sincerely,

/s/ David Wera
David L. Wera
Assistant Vice President